Leases (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 14, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Successor [Member]
Operating lease expenses	$ 9		$ 113	$ 345
Weighted average remaining lease term			1 year 1 month 6 days	1 year 4 months 24 days
Weighted average discount rate used to determine operating lease			8.00%	8.00%
Predecessor [Member]
Operating lease expenses		$ 57			$ 681
Weighted average remaining lease term					2 years 9 months 25 days
Weighted average discount rate used to determine operating lease					8.00%